Gross Unrealized Losses on Marketable Securities (Detail) (JPY ¥) In Millions	3 Months Ended
Mar. 31, 2011
Available-for-sale
Less than 12 months	¥ 9,054
12 months or longer	7,759
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	16,813
Held-to-maturity
Less than 12 months	31,042
12 months or longer
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value, Total	31,042
Available-for-sale
Less than 12 months	(1,516)
12 months or longer	(1,151)
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(2,667)
Held-to-maturity
Less than 12 months	(167)
12 months or longer
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	¥ (167)